SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Line Items]
Operating leases right-of-use assets	$ 1,149	$ 2,442
Operating lease liabilities	$ 1,149	2,598
Additional depreciation expenses		830
Additional financial expenses		$ 279	$ 0	$ 0
NIS-denominated leases | Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities	8.50%
NIS-denominated leases | Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities	11.50%
Dollar-denominated leases
Disclosure Of Significant Accounting Policies [Line Items]
Nominal discount rates used for measuring lease liabilities	5.30%